Regulator File No.
84-01100

In accordance with Rule 202 of Regulation S-T, this amendment to Form TA-1 is being filed in paper pursuant to a continuing hardship exemption.

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12061135

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-1/A

UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES AND EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):
   - ☐ Comptroller of the Currency
   - ☐ Federal Deposit Insurance Corporation
   - ☐ Board of Governors of the Federal Reserve System
   - ☒ Securities and Exchange Commission

2. Filing Status of this form (check one):
   - ☐ Registration
   - ☒ Amendment to Registration

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 23 2012
REGISTRATIONS BRANCH
04

3. a. Full name of registrant:
   Goldman, Sachs & Co.

   Previous name, if being amended:
   N/A

   b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):
   900050

   c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

(Number and Street)	(City)	(State)	(Zip Code)
71 S. Wacker Dr. Suite 500	**Chicago,**	**IL**	**60606**

   d. Mailing address, if different from response to Question 3c.
   N/A

   e. Telephone Number: (Include Area Code)
   312-655-4400

4. Does registrant conduct, or will conduct transfer agent activities at any location other than that given in question 3c above? If "yes", provide address(es):
   Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5)
   Yes ☐ No ☐

SEC 1528 (9-01) **Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

Form TA-1
Page 2

Applicant Name: Goldman, Sachs & Co.

Date: May 22, 2012

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged as a service company to perform transfer agent functions:

Name	FINS Number	Delete
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
		☐

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S. C. 1001 and 15 U.S.C. 78ff(a)

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

Manual signature of Official responsible for form: [signature]	Title: **Chief Compliance Officer**
Name of Official responsible for form: (First name, Middle name, Last name) **Elizabeth Janelle Ford**	Date Executed (Month/Day/Year): May 22, 2012

Regulator/File No. 84-01100	SEC Supplement to Form TA-1	**OMB APPROVAL** OMB Number: 3235-0084 Expires: April 30, 2012 Estimated average burden hours per response.....2.0

Completion of the SEC Supplement to Form TA-1 is required of all independent, non-issuer registrants Whose appropriate regulatory agency is the Securities and Exchange Commission.

Full name of registrant:
Goldman, Sachs & Co.

1. If registrant is a:
☐ Corporation – Complete Schedule A
☐ Partnership – Complete Schedule B
☐ Sole Proprietorship – Complete Schedule C
☐ Other (specify):____________ - Complete Section C

2. Does any person or entity not named in Schedules A, B or C:

(a) directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or.. Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or other basis through which such person or entity exercises or has the power to exercise control.)

(b) wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others?.. Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or arrangement through which such financing is made available, including the amount thereof.)

3. Definitions:

Control Affiliate: - An individual or firm that directly or indirectly controls, is under common with, or is controlled by applicant. Included are any employees identified in Schedules A, B, C or D of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.

Investment or investment related - Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).

Involved - Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

A. In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contendere ("no contest") to:

(1) A felony or misdemeanor involving: investment or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? Yes ☐ No ☐

(2) Any other felony?.. Yes ☐ No ☐

B. Has any court in the past ten years:

(1) Enjoined the applicant or a control affiliate in connection with any investment-related activity?........... Yes ☐ No ☐

(2) Found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? .... Yes ☐ No ☐

C. Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

(1) Found the applicant or a control affiliate to have made a false statement or omission?......................... Yes ☒ No ☐

(2) Found the applicant or a control affiliate to have been involved in a violation of its regulations or statues?.. Yes ☒ No ☐

Regulator/File No.

84-01100

Supplement to Form TA-1
Page 2

(3) Found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted? ☐ Yes ☐ No

(4) Entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities? ☒ Yes ☐ No

D. Has any other Federal regulatory agency or any state regulatory agency:

(1) ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical? ☒ Yes ☐ No

(2) ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes? ☒ Yes ☐ No

(3) ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted? ☐ Yes ☐ No

(4) in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity? ☐ Yes ☐ No

(5) ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities? ☐ Yes ☐ No

(6) ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant? ☐ Yes ☐ No

E. Has any self-regulatory organization or commodities exchange ever:

(1) found the applicant or a control affiliate to have made a false statement or omission? ☐ Yes ☐ No

(2) found the applicant or a control affiliate to have been involved in a violation of its rules? ☒ Yes ☐ No

(3) found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business? ☐ Yes ☐ No

(4) Disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities? ☐ Yes ☐ No

F. Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud? ☒ Yes ☐ No

G. Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to parts A-F of this item? ☐ Yes ☐ No

H. Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate? ☐ Yes ☐ No

I. Does the applicant or a control affiliate have any unsatisfied judgments or liens against it? ☐ Yes ☐ No

4. For each yes to Item 3, provide on Schedule D the following details of any court or regulatory action:

- The individuals named in the action
- The title and date of the action
- The court or body taking the action and its location

A description of the proceeding

File Number 84-01100	**Schedule A of SEC Supplement to Form TA-1 For Corporate Registrants**	

This form requests information on corporate registrants.

1. Please complete appropriate columns for:
   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions and
   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.
2. Check "Control Person" column if person has "control". Control is defined as: Control – the power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
3. Ownership codes are:

NA – 0 – 5%	B – 10% up to 25%	D – 50% - 75%
A – 5% - 10%	C – 25% up to 50%	E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.		
		Ending	

File Number 84-01100	**Schedule B of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 5/22/2012	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on partnership registrants.

1. Please complete for all general partners and list all limited and special partners who have contributed 5% or more of the partnership's capital.
2. For each partner, complete appropriate columns below.
3. Check "Control Person" column if person has "control." Control is defined as:
   Control: The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
4. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

ADD	Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND	Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE	Section for amendments to report deletion of previously reported persons.			
		Ending		

File Number 84-01100	**Schedule C of SEC Supplement to Form TA-1** **For Partnership Registrants**	
Date: Mo/Day/Yr 5/22/2012	Full Name of Registrant: **Goldman, Sachs & Co.**	

This form requests information on applicants other than partnerships and corporations.

1. Please complete for any person, including a trustee, who directs, manages, or participates in directing or managing the affairs of registrant.
2. Give each listed person's title or status and describe the nature of his authority and his beneficial interest in applicant.

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

Full Name Last First Middle	Social Security Number	Date of Relationship (beginning)		Title or Status	Ownership Code	Control Person

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

DELETE — Section for amendments to report deletion of previously reported persons.

		Ending	

File Number 84-01100	**Schedule D of SEC Supplement to Form TA-1**	
Date: Mo/Day/Yr 5/22/2012	Full Name of Registrant: **Goldman, Sachs & Co.**	

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

Item on Form (Identify)	Answer
3F	HKEx File No. LD/LTR/SJ/CY/SAY/1204029 In a letter to Goldman Sachs Structured Products (Asia) Limited ("GSSPA") dated February 8, 2012, The Stock Exchange of Hong Kong Limited ("HKEx") Listing Division (the "Division") informed GSSPA that, having reviewed certain facts and circumstances regarding four Nikkei linked warrants issued by GSSPA on February 17, 2011 (the "Warrants"), the Division was of the view that GSSPA had breached certain provisions in the listing agreement between GSSPA and HKEx (the "Listing Agreement") and the HKEx Listing Rules due to errors in the listing documentation and for not requesting a trade suspension of the Warrants as soon as reasonably practicable on March 31, 2011. The Division's assertions were referred to the HKEx Listing (Disciplinary) Committee (the "Committee"). Without admitting or contesting the Division's assertions, GSSPA entered into a settlement agreement with HKEx, which was endorsed by the Committee on April 24, 2012, in which HKEx censured GSSPA for having breached certain provisions in the Listing Agreement. In considering the overall sanction to be imposed on GSSPA, the Committee took into account that: (i) this was an isolated incident, there being no record of an earlier failure of this nature by GSSPA; (ii) the errors appeared to result from human error rather than a systemic failure; (iii) the Warrants had, despite certain errors, traded in accordance with their intended economics for a period of approximately six weeks from their issuance prior to March 31, 2011 with no unusual price movements; (iv) GSSPA notified HKEx of the errors promptly and prior to the opening of the market on March 31, 2011, and thereafter maintained a frequent and candid dialogue with HKEx; (v) GSSPA cooperated with HKEx, including agreeing to a trading suspension when the suggestion was made by HKEx on March 31, 2011; (vi) there was no precedent for requesting a suspension from trading of Hong Kong listed warrants in these circumstances; (vii) the trading activity that resulted in unusual price movement on March 31, 2011 did not involve GSSPA as liquidity provider or in any other capacity; (viii) GSSPA offered compensation to all affected investors through a buyback program; (ix) GSSPA had certain internal controls in place for document review at the relevant time and has since implemented remedial measures addressing HKEx's regulatory concerns; (x) GSSPA has been a very active participant in the warrants industry working group formed to consider issues, including the standardization of documentation, so as to ensure the continuing success and high standards of the Hong Kong warrants market; (xi) GSSPA voluntarily withdrew from issuing new warrants from April to November 2011 and focused on resolving this incident; and (xii) GSSPA fully cooperated with the Division throughout its investigation and has a clean disciplinary record.
3D(1); 3D(2)	Oklahoma Department of Securities, ODS File No. 10-082 Various state regulators, including the Oklahoma Department of Securities, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into a Consent Order with the Oklahoma Department of Securities on March 20, 2012, in which: (i) the Oklahoma Department of Securities alleged that the Firm engaged in unethical practices in the offer and sale of ARS and failed adequately to supervise certain of its salespeople in connection with the marketing and sale of ARS, and (ii) the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $188,128.55 to the Oklahoma Department of Securities, which amount was paid on April 2, 2012.

3D(1); 3D(2)	Utah Division of Securities, Docket No. SD-12-0023 Various state regulators, including the Utah Division of Securities, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, Goldman, Sachs & Co. (the "Firm") entered into a Stipulation and Consent Order with the Utah Division of Securities on March 22, 2012, in which: (i) the Utah Division of Securities alleged that the Firm engaged in unethical practices in the offer and sale of ARS and failed adequately to supervise certain of its salespeople in connection with the marketing and sale of ARS, and (ii) the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $88,007.05 to the Utah Division of Securities, which amount was paid on April 6, 2012.
3C(1); 3C(2); 3C(4)	SEC Administrative Proceeding File No. 3-14845 The U.S. Securities and Exchange Commission (the "SEC") has alleged that the huddles program of Goldman, Sachs & Co. (the "Firm")—a practice where the Firm's equity research analysts allegedly provided their best trading ideas to Firm traders and a select group of the Firm's top clients—created a serious and substantial risk that analysts would share material nonpublic information concerning their published research with Asymmetric Service Initiative ("ASI") clients and firm traders. The SEC alleged that the Firm willfully violated Section 15(g) of the Exchange Act by failing establish, maintain, and enforce adequate policies and procedures to prevent such misuse in light of the risks arising from the huddles and ASI. Without admitting or denying the Violations, the Firm consented to the entry of an Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 15(b) and 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing Remedial Sanctions and a Cease and Desist Order on April 12, 2012 (the "Order") by the SEC pursuant to which Firm (i) shall cease and desist from committing or causing any violations and any future violations of Section 15(g) of the Exchange Act; (ii) is censured; (iii) paid a total civil money penalty of $22 million on April 19, 2012, $11 million of which was paid to the Financial Industry Regulatory Authority in a related proceeding, and $11 million of which was paid to the SEC, and (iv) shall comply with certain other Undertakings, including a comprehensive review, including recommendations, of the policies, procedures and practices maintained and implemented by the Firm pursuant to Section 15(g) of the Exchange Act that relate to the findings of the Order.
3E(2)	FINRA AWC No. 2009019301201 Financial Industry Regulatory Authority, Inc. ("FINRA") has alleged that a formalized business process at Goldman, Sachs & Co. (the "Firm") known as Trading Huddles as well its Asymmetric Service Initiative ("ASI") created a substantial risk that material non-public information concerning research analysts' published research could be disclosed to certain priority clients. FINRA further alleged that the Firm violated (i) NASD Rules 3010 and 2110 and FINRA Rule 2010 by institutionalizing Trading Huddles and ASI without establishing adequate policies, procedures and controls; (ii) NASD Rules 3010 and 2110 and FINRA Rule 2010 by failing to establish, maintain and enforce reasonable systems and procedures to supervise research analyst communications to prevent and detect the previewing of material non-public changes to an analyst's published research by equity research analysts and to monitor for possible trading in advance of published research or Conviction List changes; and (iii) FINRA Rules 5280 and 2010 by failing to establish and maintain policies and procedures reasonably designed to prevent trading ahead of research reports. Without admitting or denying the Violations, the Firm entered into a Letter of Acceptance, Waiver and Consent on April 12, 2012 (the "AWC") with FINRA pursuant to which the Firm consented to (i) a censure; (ii) a fine in the amount of $22 million, which was paid on April 19, 2012, of which $11 million was paid according to an Administrative Order issued by the U.S. Securities and Exchange Commission relating to its investigation of the Firm's Trading Huddles; and (iii) undertake a comprehensive review of the Firm's supervisory and compliance policies and procedures concerning the allegedly violative conduct addressed in the AWC.

3E(2)	NYSE File No. 12-NYSE-3 The Legal Section of the Market Regulation Department at the Financial Industry Regulatory Authority, on behalf of NYSE Regulation, Inc., alleged that Goldman, Sachs & Co. (the "Firm") in its capacity as a NYSE Supplemental Liquidity Provider (SLP) during the period between January 2009 and at least September 2011, failed to maintain supervisory procedures, including a system of follow-up and review, that were reasonably designed to detect and prevent potentially violative wash trading activity, in alleged violation of NYSE Rule 342. Without admitting or denying the allegations, the Firm consented to a fine and censure and entered into a Stipulation of Facts and Consent to Penalty with NYSE Regulation, Inc., which was approved by the NYSE Hearing Board on April 4, 2012 and became final on April 29, 2012. On April 16, 2012, the Firm submitted a wire in payment of the fine in the amount of $85,000.
3E(2)	ICE Clear Credit File No. 2011-404b-017 ICE Clear Credit, LLC ("ICE") alleged that during the month of March, 2012, Goldman Sachs International ("GSI") failed to submit seventy-two single name end of day prices in accordance with ICE Rules and Procedures, in alleged violation of ICE Rule 404(b). ICE made a summary assessment against GSI of $40,000, which was made final on May 21, 2012. Thee assessment amount will be billed in an upcoming ICE monthly clearing fee invoice, and will be paid upon receipt.